OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities, Noncurrent [Abstract]
Components of Other Non-Current Liabilities
Other non-current liabilities is comprised of the following:

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Unfavorable contract liabilities (Note 10)	104,447	—
Non-current portion of operating lease liability	510	2,178
Lessor VIE dividend payable	—	11,500
Others	765	—
Other non-current liabilities	105,722	13,678